Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule Of Stock Options Activity

	Number of	Weighted
	options	average exercise
	outstanding	price per share
Outstanding – January 1, 2010	2,340,885	2.23
Options granted	1,799,000	0.76
Options cancelled or forfeited	(383,161)	9.42
Options exercised	(1,229,694)	0.06
Outstanding – December 31, 2010	2,527,030	1.16
Options granted	1,663,000	1.04
Options cancelled or forfeited	(235,643)	1.55
Options exercised	(799,230)	0.26
Outstanding – December 31, 2011	3,155,157	1.22
Options granted	650,500	0.72
Options cancelled or forfeited	(768,291)	1.94
Options exercised	(624,250)	0.03
Outstanding – December 31, 2012	2,413,116	1.16

Exercisable as of:
December 31, 2010	1,469,280	$1.17
December 31, 2011	1,749,990	$0.84
December 31, 2012	1,690,616	$1.03

Schedule Of Options Outstanding And Exercisable

	Options outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	Outstanding	average	Weighted
	as of	remaining	Average	As of	remaining	Average
Range of	December 31,	contractual	Exercise	December 31,	contractual	Exercise
exercise price	2012	life (years)	Price	2012	life (years)	Price
$0.03	614,616	2.45	$0.03	543,616	2.29	$0.03
0.99-1.42	976,500	2.64	1.09	725,000	2.27	1.07
1.67-2.00	336,000	3.79	1.70	120,000	3.38	1.70
2.08-2.58	486,000	2.91	2.37	302,000	2.40	2.40
	2,413,116	2.81		1,690,616	2.39

Schedule Of Warrants Outstanding And Exercisable

	Warrants outstanding
	Number	Weighted
	Outstanding	Average	Weighted
	as of	Remaining	Average
	December 31	Contractual	Exercise
Range of exercise price	2012	Life (Years)	Price
NIS 0.1 (par value)	110,861	4.1	$0.03
$3.75	260,869	3.1	3.75
	371,730		2.64